Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 144,635	$ 20,373
Trade accounts receivable, net	2,102	6,025
Prepayments and other assets	7,534	4,835
Due from related party (Note 4)	3,636	0
Inventories	6,817	5,009
Claims	1,599	1,442
Total current assets	166,323	37,684
Fixed assets
Advances for vessels under construction – related party (Notes 4, 5)	24,000	0
Vessels, net (Note 5)	1,757,897	1,781,858
Total fixed assets	1,781,897	1,781,858
Other non-current assets
Above market acquired charters (Note 6)	32,320	48,605
Deferred charges, net	289	2,771
Restricted cash (Note 7)	10,213	10,614
Prepayments and other assets	5,722	3,638
Total non-current assets	1,830,441	1,847,486
Total assets	1,996,764	1,885,170
Current liabilities
Current portion of long-term debt, net (including nil and $10,000 payable to related party as of December 31, 2022 and 2021, respectively) (Notes 4, 7)	73,213	97,879
Trade accounts payable	8,322	9,823
Due to related parties (Note 4)	1,016	2,785
Accrued liabilities (Note 9)	17,476	11,395
Deferred revenue	18,553	8,919
Total current liabilities	118,580	130,801
Long-term liabilities
Long-term debt, net (including $6,000 payable to related party as of December 31, 2022 and 2021) (Notes 4, 7)	1,215,865	1,211,095
Derivative liabilities (Note 8)	13,525	3,167
Below market acquired charters (Note 6)	10,368	14,643
Total long-term liabilities	1,239,758	1,228,905
Total liabilities	1,358,338	1,359,706
Commitments and contingencies (Note 15)	0	0
Partners’ capital
General Partner (348,570 General partner units at December 31, 2022 and 2021) (Note 12)	12,414	10,466
Limited Partners – Common (20,821,946 units issued and 20,255,707 units outstanding and 19,776,946 units issued and 19,394,696 units outstanding as of December 31, 2022 and 2021, respectively) (Note 12)	634,605	519,497
Treasury Units (566,239 units as of December 31, 2022 and 382,250 units as of December 31, 2021) (Note 12)	(3,827)	(4,499)
Accumulated other comprehensive loss	(4,766)	0
Total partners’ capital	638,426	525,464
Total liabilities and partners’ capital	$ 1,996,764	$ 1,885,170